LEASES (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2022	Nov. 30, 2020	Jul. 25, 2020	Aug. 31, 2022	May 31, 2021	Aug. 31, 2020	Nov. 30, 2020
Allowance for tenant improvements						$ 210,490
Base rent	$ 2,540		$ 7,740	$ 4,461		$ 114,180	$ 3,700
Operating lease, right-of-use asset		$ 1,200,000			$ 1,224,000		1,200,000
Operating lease, liability, current		257,000			232,000		257,000
Operating lease, liability, noncurrent		828,000			$ 905,000		$ 828,000
Lease expiration date	Feb. 28, 2022		Jul. 31, 2025	Aug. 31, 2022		Aug. 31, 2026	Nov. 30, 2020
Sales-type lease term					3 years
Sales-type lease unguaranteed residual asset					$ 0
Wilmington/Andover, Massachusetts [Member]
Allowance for tenant improvements					200,000
Base rent					$ 100,000
Lease expiration date					Aug. 31, 2026
South Africa [Member]
Base rent		$ 4,000			$ 5,000
Lease expiration date					Nov. 30, 2024
Fort Wayne, Indiana [Member] | Lease Termination Agreement [Member]
Lease expiration date					Feb. 28, 2022
Termination fee					$ 20,000
Fort Wayne, Indiana [Member]
Base rent					$ 8,000
Lease expiration date					Jul. 31, 2025
Las Vegas, Nevada [Member]
Base rent					$ 4,000
Lease expiration date					Aug. 31, 2022